Leases - Changes in Lease Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 29, 2020	Apr. 01, 2019	Mar. 31, 2019
Lease liabilities
Balance at beginning of period	$ 0.0
Initial application of IFRS 16 (note 4)	150.8
Additions	93.4
Lease extensions and others	3.6
Principal payments	(24.7)
Impact of foreign currency translation	4.8
Balance at end of period	227.9
Current lease liabilities		$ 35.9	$ 19.2	$ 0.0
Non-current lease liabilities		192.0	131.6	0.0
Lease liabilities	227.9	227.9	$ 150.8	0.0
Retail stores
Lease liabilities
Balance at beginning of period	0.0
Initial application of IFRS 16 (note 4)	107.8
Additions	81.5
Lease extensions and others	0.9
Principal payments	(18.4)
Impact of foreign currency translation	4.5
Balance at end of period	176.3
Current lease liabilities		27.5
Non-current lease liabilities		148.8
Lease liabilities	176.3	176.3		0.0
Manufacturing facilities
Lease liabilities
Balance at beginning of period	0.0
Initial application of IFRS 16 (note 4)	29.4
Additions	6.7
Lease extensions and others	2.7
Principal payments	(4.1)
Impact of foreign currency translation	0.0
Balance at end of period	34.7
Current lease liabilities		5.0
Non-current lease liabilities		29.7
Lease liabilities	34.7	34.7		0.0
Other
Lease liabilities
Balance at beginning of period	0.0
Initial application of IFRS 16 (note 4)	13.6
Additions	5.2
Lease extensions and others	0.0
Principal payments	(2.2)
Impact of foreign currency translation	0.3
Balance at end of period	16.9
Current lease liabilities		3.4
Non-current lease liabilities		13.5
Lease liabilities	$ 16.9	$ 16.9		$ 0.0